Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of the summary of the change in accumulated other comprehensive income balances, net of tax
The following is changes in Accumulated Other Comprehensive Income (loss) by component, net of tax, for the twelve months ended December 31, 2013, 2012 and 2011:

	Net unrealized gains (losses) on available-for-sale securities	Unrecognized postretirement benefit obligation	Accumulated other comprehensive income (loss)

Balance at January 1, 2013	$2,945,646	$(2,035,052)	$910,594
Other comprehensive (loss) income, during the period, net of adjustments	(6,241,609)	286,559	(5,955,050)
Amounts reclassified from AOCI	(290,548)	192,377	(98,171)
Other comprehensive (loss) income	(6,532,157)	478,936	(6,053,221)
Balance at December 31, 2013	$(3,586,511)	$(1,556,116)	$(5,142,627)

	Net unrealized gains (losses) on available-for-sale securities	Unrecognized postretirement benefit obligation	Accumulated other comprehensive income (loss)

Balance at January 1, 2012	$113,249	$(2,235,487)	$(2,122,238)
Other comprehensive income, during the period, net of adjustments	3,310,166	68,557	3,378,723
Amounts reclassified from AOCI	(477,769)	131,878	(345,891)
Other comprehensive income	2,832,397	200,435	3,032,832
Balance at December 31, 2012	$2,945,646	$(2,035,052)	$910,594

	Net unrealized gains (losses) on available-for-sale securities	Unrecognized postretirement benefit obligation	Accumulated other comprehensive income (loss)

Balance at January 1, 2011	$(4,280,945)	$(1,917,294)	$(6,198,239)
Other comprehensive income (loss), during the period, net of adjustments	4,429,178	(420,896)	4,008,282
Amounts reclassified from AOCI	(34,984)	102,703	67,719
Other comprehensive income (loss)	4,394,194	(318,193)	4,076,001
Balance at December 31, 2011	$113,249	$(2,235,487)	$(2,122,238)

Schedule of the detail of comprehensive income (loss)
The following table represents the detail of comprehensive income (loss) for the twelve months ended ended:

	2013
	Pre-tax	Tax	After-tax

Unrealized holding losses on available-for-sale securities during the period	$(10,402,682)	$4,161,073	$(6,241,609)
Reclassification adjustment for gains included in net income (1)	(484,246)	193,698	(290,548)
Net unrealized losses on available-for-sale securities	(10,886,928)	4,354,771	(6,532,157)

Net pension gain arising during period (2)	798,226	(319,290)	478,936
Net unrecognized postretirement benefit obligation	798,226	(319,290)	478,936

Other comprehensive loss	$(10,088,702)	$4,035,481	$(6,053,221)

	2012
	Pre-tax	Tax	After-tax

Unrealized holding gains on available-for-sale securities during the period	$5,516,942	$(2,206,776)	$3,310,166
Reclassification adjustment for gains included in net income (1)	(796,281)	318,512	(477,769)
Net unrealized gains on available-for-sale securities	4,720,661	(1,888,264)	2,832,397

Net pension gain arising during period (2)	334,059	(133,624)	200,435
Net unrecognized postretirement benefit obligation	334,059	(133,624)	200,435

Other comprehensive income	$5,054,720	$(2,021,888)	$3,032,832

	2011
	Pre-tax	Tax	After-tax

Unrealized holding gains on available-for-sale securities during the period	$7,381,963	$(2,952,785)	$4,429,178
Reclassification adjustment for gains included in net income (1)	(58,306)	23,322	(34,984)
Net unrealized gains on available-for-sale securities	7,323,657	(2,929,463)	4,394,194

Net pension loss arising during period (2)	(530,322)	212,129	(318,193)
Net unrecognized postretirement benefit obligation	(530,322)	212,129	(318,193)

Other comprehensive income	$6,793,335	$(2,717,334)	$4,076,001
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(1) Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net gains (losses) on sales of securities on the consolidated statement of income.
(2) Net gain(loss) arising during period which is comprised of net gain (loss) and amortization of prior gain (loss) is reported in compensation and benefits on the consolidated statements of income. See footnote 12 for components of net pension loss arising during period.